Fair Value Disclosures - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Other Assets
Trading securities	$ 53,397	$ 46,144
Accrued Expenses
Interest rate swaps		2,346
Quoted Prices in Active Markets for Identical Assets (Level 1)[Member]
Other Assets
Trading securities	53,397	46,144
Accrued Expenses
Interest rate swaps
Significant Other Observable Inputs (Level 2)[Member]
Other Assets
Trading securities
Accrued Expenses
Interest rate swaps		2,346
Significant Unobservable Inputs (Level 3)[Member]
Other Assets
Trading securities
Accrued Expenses
Interest rate swaps
Assets/Liabilities at Fair Value [Member]
Other Assets
Trading securities	53,397	46,144
Accrued Expenses
Interest rate swaps		$ 2,346